Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	[4]	Mar. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,461,030		¥ 1,420,428
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	254,820		304,722
Recorded loan balance, Total	[1],[3]	1,715,850		1,725,150
Unpaid principal balance	[1]	1,847,578		1,848,407
Related allowance for credit losses	[1]	882,208		734,932
Accrual TDRs included in impaired loans		819,819	[4]	613,844	[4]	¥ 867,090		¥ 832,267
Impaired loans held for sales		9,879		400
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		688,746		457,219
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,013		11,365
Recorded loan balance, Total	[3]	8,013		11,365
Unpaid principal balance		11,513		21,390
Related allowance for credit losses		3,619		3,286
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		875,977		815,185
Recorded loan balance, Not requiring an allowance for credit losses	[2]	187,738		241,159
Recorded loan balance, Total	[3]	1,063,715		1,056,344
Unpaid principal balance		1,107,203		1,101,627
Related allowance for credit losses		608,122		467,729
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		555,009		420,377
Recorded loan balance, Not requiring an allowance for credit losses	[2]	39,587		85,948
Recorded loan balance, Total	[3]	594,596		506,325
Unpaid principal balance		602,038		514,155
Related allowance for credit losses		411,787		283,697
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		15,007		16,660
Recorded loan balance, Not requiring an allowance for credit losses	[2]	9,068		8,986
Recorded loan balance, Total	[3]	24,075		25,646
Unpaid principal balance		24,907		26,561
Related allowance for credit losses		9,107		7,845
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		53,048		67,508
Recorded loan balance, Not requiring an allowance for credit losses	[2]	30,274		38,833
Recorded loan balance, Total	[3]	83,322		106,341
Unpaid principal balance		90,797		113,917
Related allowance for credit losses		14,987		17,074
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		48,304		62,296
Recorded loan balance, Not requiring an allowance for credit losses	[2]	23,162		22,057
Recorded loan balance, Total	[3]	71,466		84,353
Unpaid principal balance		78,097		90,651
Related allowance for credit losses		31,074		27,593
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		160,422		174,946
Recorded loan balance, Not requiring an allowance for credit losses	[2]	53,760		52,718
Recorded loan balance, Total	[3]	214,182		227,664
Unpaid principal balance		224,141		239,763
Related allowance for credit losses		115,673		87,999
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		1,836		542
Recorded loan balance, Not requiring an allowance for credit losses	[2]	607		146
Recorded loan balance, Total	[3]	2,443		688
Unpaid principal balance		2,443		689
Related allowance for credit losses		1,674		459
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		14,166		17,047
Recorded loan balance, Not requiring an allowance for credit losses	[2]	10,652		10,091
Recorded loan balance, Total	[3]	24,818		27,138
Unpaid principal balance		26,641		28,312
Related allowance for credit losses		10,565		11,303
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		10,714		30,661
Recorded loan balance, Not requiring an allowance for credit losses	[2]	5,806		6,237
Recorded loan balance, Total	[3]	16,520		36,898
Unpaid principal balance		17,403		38,782
Related allowance for credit losses		7,226		24,473
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		17,471		25,148
Recorded loan balance, Not requiring an allowance for credit losses	[2]	14,822		16,143
Recorded loan balance, Total	[3]	32,293		41,291
Unpaid principal balance		40,736		48,797
Related allowance for credit losses		6,029		7,286
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		262,887		285,298
Recorded loan balance, Not requiring an allowance for credit losses	[2]	23,019		6,008
Recorded loan balance, Total	[3]	285,906		291,306
Unpaid principal balance		309,975		305,048
Related allowance for credit losses		164,682		175,040
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		120,465		133,435
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,557		8,518
Recorded loan balance, Total	[3]	127,022		141,953
Unpaid principal balance		154,006		173,777
Related allowance for credit losses		46,971		39,629
Accrual TDRs included in impaired loans		50,213		60,634
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		71,849		78,770
Recorded loan balance, Not requiring an allowance for credit losses	[2]	462		539
Recorded loan balance, Total	[3]	72,311		79,309
Unpaid principal balance		80,392		88,567
Related allowance for credit losses		20,523		21,294
Accrual TDRs included in impaired loans		32,564		37,896
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		77,160		68,502
Recorded loan balance, Not requiring an allowance for credit losses	[2]	16,292		32,022
Recorded loan balance, Total	[3]	93,452		100,524
Unpaid principal balance		113,414		108,119
Related allowance for credit losses		19,173		13,422
Accrual TDRs included in impaired loans		24,708		49,601
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		44,679		27,873
Recorded loan balance, Not requiring an allowance for credit losses	[2]	20,752		16,476
Recorded loan balance, Total	[3]	65,431		44,349
Unpaid principal balance		71,075		49,879
Related allowance for credit losses		19,118		14,532
Accrual TDRs included in impaired loans		¥ 23,588		¥ 8,494

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥400 million and ¥9,879 million at March 31, 2016 and 2017, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans' effective interest rate, loans' observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2016 and 2017 are accrual TDRs as follows: ¥457,219 million and ¥688,746 million-Commercial; ¥60,634 million and ¥50,213 million-Residential; ¥37,896 million and ¥32,564 million-Card; ¥49,601 million and ¥24,708 million-MUAH; and ¥8,494 million and ¥23,588 million-Krungsri, respectively.
[4]	For the fiscal year ended March 31, 2015, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2015. For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2016. For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017.